Equity-Based Compensation - Summary of Changes in Outstanding Options (Detail) - 2degrees $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2019 | shares	26,575,000
Options, Forfeited | shares	(200,000)	[1]
Options, Redeemed | shares	(650,000)	[1]
Options, Outstanding at December 31, 2020 | shares	25,700,000
Options, Exercisable at December 31, 2020 | shares	24,425,000
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2019 | $ / shares	$ 1.46
Weighted- Average Exercise Price per Unit, Forfeited | $ / shares	1.56	[1]
Weighted- Average Exercise Price per Unit, Redeemed | $ / shares	1.24	[1]
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2020 | $ / shares	1.47
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2020 | $ / shares	$ 1.46
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2020	2 years 8 months 12 days
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2020	2 years 6 months
Aggregate Intrinsic Value, Outstanding at December 31, 2020 | $	$ 27,077
Aggregate Intrinsic Value, Exercisable at December 31, 2020 | $	$ 26,261

[1]	Exercise price of certain Options redeemed and forfeited are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related Options.